Reinsurance	12 Months Ended
Dec. 31, 2018
Reinsurance Disclosures [Abstract]
Reinsurance
Reinsurance

The Company utilizes reinsurance agreements primarily to reduce required capital and to facilitate the acquisition or disposition of certain insurance contracts. Ceded reinsurance agreements permit the Company to recover a portion of its losses from reinsurers, although they do not discharge the Company’s primary liability as the direct insurer of the risks reinsured.

On November 30, 2018, Aetna completed the sale of its standalone Medicare Part D prescription drug plans to a subsidiary of WellCare, effective December 31, 2018. In connection with that sale, subsidiaries of WellCare and Aetna entered into reinsurance agreements under which WellCare has ceded to Aetna 100% of the insurance risk related to the divested standalone Medicare Part D prescription drug plans for the 2019 PDP plan year.

In January 2019, the Company entered into two four-year reinsurance agreements with an unrelated reinsurer that allowed it to reduce required capital and provided collateralized excess of loss reinsurance coverage on a portion of the Health Care Benefits segment’s group Commercial Insured business.

Reinsurance recoverables (recorded as other current assets or other assets on the consolidated balance sheets) at December 31, 2018 were as follows:

In millions
Reinsurer
Hartford Life and Accident Insurance Company	$3,470
Lincoln Life & Annuity Company of New York	424
Constitution Life	320
VOYA Retirement Insurance and Annuity Company	186
All Other	141
Total	$4,541

Direct, assumed and ceded premiums earned for the year ended December 31, 2018 were as follows:

In millions
Direct	$8,365
Assumed	38
Ceded	(219)
Net premiums	$8,184

The impact of reinsurance on benefit costs for the year ended December 31, 2018 was as follows:

In millions
Direct	$6,773
Assumed	32
Ceded	(211)
Net benefit costs	$6,594

There is not a material difference between premiums on a written basis versus an earned basis.

The Company also has various agreements with unrelated reinsurers that do not qualify for reinsurance accounting under GAAP, and consequently are accounted for using deposit accounting. These contracts were entered into to reduce the risk of catastrophic loss which in turn reduces the Company’s capital and surplus requirements for certain portions of its group term life insurance and group accidental death and dismemberment insurance businesses and certain portions of the Health Care Benefits segment’s Medicare Advantage and group Commercial Insured businesses. Total deposit assets and liabilities related to reinsurance agreements that do not qualify for reinsurance accounting under GAAP were not material as of December 31, 2018.